Commitments and Contingencies - Additional Information (Detail) - USD ($)		3 Months Ended		12 Months Ended
	Aug. 28, 2008	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies [Line Items]
Operating lease end year		2017		2017
Rent expense		$ 331,000	$ 334,000	$ 1,258,000	$ 1,095,000
Capital lease description		The Company is the lessee of manufacturing equipment under a capital lease that began in January 2014 and expired in March 2016.		The Company is the lessee of manufacturing equipment under a capital lease that began in January 2014 and expires in March 2016.
Assets acquired by capital lease		$ 332,000		$ 332,000
Carrying value of the asset		0		26,000	179,000
Amounts owed		0		0	0
Bio Valve [Member]
Commitments and Contingencies [Line Items]
Licensing payment	9.00%
Licensing payment	10.00%
Capital Lease Obligations [Member]
Commitments and Contingencies [Line Items]
Depreciation expense for assets under capital leases		$ 26,000	$ 26,000	$ 153,000	$ 153,000